Schedule of Prepayments and Other Current Assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other deposits	$ 46,360	$ 61,814	$ 78,164
Prepayments	22,253	29,671	36,916
Prepayment and other current assets	$ 68,613	$ 91,485	$ 115,080